SCHEDULE OF NON - CONTROLLING INTERESTS (Details) - USD ($)	Sep. 30, 2025	Sep. 30, 2024
Accumulated Other Comprehensive Income (Loss) [Line Items]
Deficit	$ 38,207,918	$ 37,339,006
Accumulated other comprehensive loss	(1,397,475)	(861,374)
Total non-controlling interests	24,765	668,921
Non controlling Interests [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Paid-in capital	53,405	1,102,766
Deficit	(11,473)	(398,208)
Accumulated other comprehensive loss	(17,167)	(35,637)
Total non-controlling interests	24,765	668,921
Huayou Huitong [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Paid-in capital	53,405	53,405
Deficit	(11,473)	(35,622)
Accumulated other comprehensive loss	(17,167)	(17,356)
Total non-controlling interests	$ 24,765	427
Sichuan Leishen Hongzhuo [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Paid-in capital		1,049,361
Deficit		(362,586)
Accumulated other comprehensive loss		(18,281)
Total non-controlling interests		$ 668,494